Operating Leases (Details) - Schedule of lease term and discount rate	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of lease term and discount rate [Abstract]
Weighted-average remaining lease term (years) – operating leases	2 years 1 month 9 days	2 years 2 months 23 days
Weighted average discount rate – operating leases	5.70%	5.70%